Convertible Promissory Notes (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Convertible promissory notes	$ 2,548,325	$ 455,606	$ 0
Interest expense on convertible promissory note		452,804
10% Convertible Promissory Notes
Convertible promissory notes	2,548,325	455,606
Beneficial conversion feature	709,827	$ 1,099,861
Interest expense on convertible promissory note	417,633
Convertible Promissory Note
Convertible promissory notes	$ 1,596,000